Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Summary of reconciliation of income tax expense(benefit) at the statutory federal income tax rate
A reconciliation of income tax expense (benefit) at the statutory federal income tax rate and income taxes as reflected in the consolidated financial statements is as follows:

	DECEMBER 31,
	2018	2019
Federal income tax benefit at statutory rate	21.0%	21.0%
State income tax, net of federal benefit	6.3	6.1
Permanent differences	0.2	(0.3)
Research and development credit benefit	3.4	5.1
Change in valuation allowance	(30.9)	(31.9)

Effective income tax rate	—%	—%

Summary of deferred tax assets and liabilities
The Company had a net loss for 2018 and 2019 and no income tax benefit has been recorded due to the full valuation allowance. The components of the Company’s deferred taxes at December 31, 2018 and 2019 are as follows (in thousands):

	DECEMBER 31,
	2018	2019
Deferred tax assets:
Net operating loss carryforwards (federal and state)	$9,864	$18,070
Tax credits (federal and state)	1,630	3,129
Accrued expenses and other liabilities	164	156
Capitalized research and development expenditures	835	835
Accrued landlord incentive	537	430
Stock based compensation	—	88

	13,030	22,708
Valuation allowance	(12,417)	(22,201)

Deferred tax liabilities:
Fixed assets	(613)	(507)

	(613)	(507)

Net deferred tax assets	$—	$—